Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Non Cancelable Long-Term Time Charter Contracts
Year ending December 31,	Amount
2015	238,280
2016	429,002
2017	371,984
2018	198,759
2019	122,306
2020 and thereafter	310,852
1,671,183